SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
December 31, 2024	$ 35,493
December 31, 2025	38,850
Total	$ 74,343	$ 85,107	$ 135,971